UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21317

Stadion Investment Trust

(Exact name of registrant as specified in charter)

1061 Cliff Dawson Road, Watkinsville, Georgia 30677

(Address of principal executive offices)(Zip code)

Edward Corrao, Esq.

ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203

(Name and address of agent for service)

Registrant's telephone number, including area code: (706) 583-5207

Date of fiscal year end: May 31

Date of reporting period: February 28, 2019

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Stadion Tactical Growth Fund

Schedule of Investments

February 28, 2019 (Unaudited)

EXCHANGE-TRADED FUNDS - 92.92%	Shares	Value
Energy Select Sector SPDR® Fund	282,860	$18,456,615
Invesco QQQ Trust, Series 1	157,847	27,337,522
iShares® China Large-Cap ETF	915,210	39,930,612
iShares® MSCI EAFE ETF	412,270	26,496,593
iShares® MSCI Emerging Markets ETF	605,170	25,683,415
iShares® MSCI Japan ETF	461,020	25,061,047
iShares® Russell 2000® ETF	201,410	31,577,060
iShares® Short Treasury Bond ETF	454,420	50,231,587
PIMCO Enhanced Short Maturity Active ETF	394,989	40,075,584
SPDR® Gold Shares(a)	126,400	15,672,336
SPDR® S&P 500® ETF Trust	188,950	52,656,586
SPDR® S&P® Bank Trust	624,240	28,253,102
VanEck Vectors® Oil Services ETF	1,600,230	27,363,933
Vanguard® FTSE Developed Markets ETF	649,350	26,493,480
Vanguard® Growth ETF	346,121	52,645,004

TOTAL EXCHANGE-TRADED FUNDS
(Cost $433,590,889)		487,934,476

MONEY MARKET FUNDS - 7.26%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 2.304%, 7-day effective yield	38,148,057	$38,148,057

TOTAL MONEY MARKET FUNDS
(Cost $38,148,057)		38,148,057

Total Investments, at Value - 100.18%
(Cost $471,738,946)		526,082,533

Liabilities in Excess of Other Assets - (0.18)%		(968,589)

Net Assets - 100.00%		$525,113,944

(a)	Non-income producing security.

See Notes to Quarterly Schedule of Investments

Stadion Tactical Defensive Fund

Schedule of Investments

February 28, 2019 (Unaudited)

EXCHANGE-TRADED FUNDS - 99.04%	Shares	Value
Invesco QQQ Trust, Series 1	148,150	$25,658,098
iShares® Core S&P® Small-Cap ETF	19,430	1,554,789
PIMCO Active Bond Exchange-Traded Fund	243,170	25,277,522
SPDR® Portfolio Developed World ex-US ETF	271,070	7,885,426
SPDR® Portfolio Emerging Markets ETF	74,700	2,623,464
SPDR® S&P 500® ETF Trust	140,730	39,218,636

TOTAL EXCHANGE-TRADED FUNDS
(Cost $97,811,455)		102,217,935

MONEY MARKET FUNDS - 1.43%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 2.304%, 7-day effective yield	1,475,585	$1,475,585

TOTAL MONEY MARKET FUNDS
(Cost $1,475,585)		1,475,585

Total Investments, at Value - 100.47%
(Cost $99,287,040)		103,693,520

Liabilities in Excess of Other Assets - (0.47)%		(481,159)

Net Assets - 100.00%		$103,212,361

See Notes to Quarterly Schedule of Investments.

Stadion Trilogy Alternative Return Fund

Schedule of Investments

February 28, 2019 (Unaudited)

COMMON STOCKS - 47.78%	Shares	Value
Communication Services - 1.22%
Diversified Telecommunication Services - 1.22%
AT&T, Inc.(a)	28,300	$880,696

Consumer Discretionary - 3.63%
Distributors - 1.19%
Genuine Parts Co.(a)	7,915	860,994

Hotels, Restaurants & Leisure - 1.22%
McDonald's Corp.(a)	4,786	879,858

Household Durables - 1.22%
Garmin, Ltd.(a)	10,525	883,784

Consumer Staples - 7.14%
Food & Staples Retailing - 2.42%
Sysco Corp.(a)	12,980	876,799
Walmart, Inc.(a)	8,835	874,577
		1,751,376

Food Products - 3.53%
Archer-Daniels-Midland Co.(a)	19,750	839,375
General Mills, Inc.(a)	19,024	896,601
Kellogg Co.(a)	14,593	821,002
		2,556,978

Household Products - 1.19%
Procter & Gamble Co.(a)	8,762	863,495

Energy - 2.21%
Energy Equipment & Services - 1.00%
Schlumberger, Ltd.(a)	16,379	721,659

Oil, Gas & Consumable Fuels - 1.21%
Chevron Corp.(a)	7,340	877,717

Financials - 6.05%
Banks - 4.84%
BB&T Corp.(a)	17,013	867,153
Fifth Third Bancorp(a)	31,510	869,046
US Bancorp(a)	16,938	875,525
Wells Fargo & Co.(a)	17,813	888,690
		3,500,414

COMMON STOCKS - 47.78% (continued)	Shares	Value
Financials - 6.05% (continued)
Insurance - 1.21%
Aflac, Inc.(a)	17,853	$877,297

Health Care - 6.16%
Health Care Equipment & Supplies - 1.24%
Abbott Laboratories(a)	11,541	895,813

Pharmaceuticals - 4.92%
Eli Lilly & Co.(a)	7,122	899,437
Johnson & Johnson(a)	6,515	890,210
Merck & Co., Inc.(a)	10,926	888,174
Pfizer, Inc.	20,416	885,034
		3,562,855

Industrials - 8.42%
Aerospace & Defense - 3.61%
Harris Corp.(a)	5,279	870,665
Lockheed Martin Corp.(a)	2,842	879,343
United Technologies Corp.(a)	6,853	861,217
		2,611,225

Commercial Services & Supplies - 1.22%
Waste Management, Inc.(a)	8,757	886,646

Electrical Equipment - 1.20%
Emerson Electric Co.(a)	12,733	867,754

Machinery - 1.21%
Illinois Tool Works, Inc.(a)	6,061	873,269

Trading Companies & Distributors - 1.18%
WW Grainger, Inc.(a)	2,809	856,099

Information Technology - 4.77%
Communications Equipment - 1.24%
Cisco Systems, Inc.(a)	17,390	900,281

IT Services - 1.20%
International Business Machines Corp.(a)	6,285	868,147

Software - 1.22%
Microsoft Corp.(a)	7,903	885,373

Technology Hardware, Storage & Peripherals - 1.11%
Apple, Inc.	4,615	799,087

COMMON STOCKS - 47.78% (continued)	Shares	Value
Materials - 2.31%
Chemicals - 1.14%
DowDuPont, Inc.(a)	15,474	$823,681

Containers & Packaging - 1.17%
International Paper Co.(a)	18,599	852,206

Real Estate - 1.08%
Equity Real Estate Investment Trusts (REITs) - 1.08%
Weyerhaeuser Co.(a)	31,345	780,177

Utilities - 4.79%
Electric Utilities - 2.38%
Eversource Energy(a)	12,233	853,986
Southern Co.(a)	17,428	865,997
		1,719,983

Gas Utilities - 1.21%
National Fuel Gas Co.(a)	14,610	879,376

Multi-Utilities - 1.20%
Dominion Energy, Inc.(a)	11,760	871,298

TOTAL COMMON STOCKS
(Cost $24,152,803)		34,587,538

EXCHANGE-TRADED FUNDS - 46.98%	Shares	Value
iShares® Broad USD High Yield Corporate Bond ETF	35,000	$1,694,350
iShares® MBS ETF(a)	64,600	6,791,398
SPDR® Portfolio Intermediate Term Corporate Bond ETF	353,500	11,905,880
SPDR® Portfolio Long-Term Corporate Bond ETF	129,300	3,373,437
SPDR® Portfolio Short-Term Corporate Bond ETF	223,800	6,807,996
VanEck Vectors® Fallen Angel High Yield Bond ETF(a)	120,100	3,436,061

TOTAL EXCHANGE-TRADED FUNDS
(Cost $34,567,032)		34,009,122

PURCHASED OPTION CONTRACTS - 9.82%	Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
Call Option Contracts - 5.55%
S&P 500® Index:
	Jefferies	03/01/2019	$2,850	40	$11,137,960	$100
	Jefferies	03/08/2019	2,875	40	11,137,960	800
	Jefferies	03/15/2019	2,850	40	11,137,960	11,900
	Jefferies	03/22/2019	2,850	40	11,137,960	26,200
	Jefferies	03/29/2019	2,875	40	11,137,960	18,600
	Jefferies	04/05/2019	2,900	40	11,137,960	13,800
	Jefferies	12/18/2020	2,700	80	22,275,920	2,423,600
	Jefferies	12/18/2020	2,975	100	27,844,900	1,524,000
					116,948,580	4,019,000

PURCHASED OPTION CONTRACTS - 9.82% (continued)	Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
Put Option Contracts - 4.27%
S&P 500® Index:
	Jefferies	03/22/2019	$2,550	40	$11,137,960	$12,800
	Jefferies	03/29/2019	2,675	40	11,137,960	48,800
	Jefferies	04/05/2019	2,675	40	11,137,960	60,600
	Jefferies	06/21/2019	2,400	75	20,883,675	112,875
	Jefferies	06/21/2019	2,450	100	27,844,900	184,000
	Jefferies	06/21/2019	2,475	25	6,961,225	50,875
	Jefferies	06/21/2019	2,525	25	6,961,225	62,750
	Jefferies	06/21/2019	2,550	25	6,961,225	69,750
	Jefferies	12/20/2019	2,500	50	13,922,450	324,500
	Jefferies	12/20/2019	2,525	25	6,961,225	173,875
	Jefferies	12/20/2019	2,575	30	8,353,470	238,500
	Jefferies	12/20/2019	2,650	30	8,353,470	290,250
	Jefferies	06/19/2020	2,400	25	6,961,225	200,125
	Jefferies	06/19/2020	2,475	25	6,961,225	235,750
SPDR® S&P 500® ETF Trust:
	Jefferies	06/21/2019	230	150	4,180,200	15,675
	Jefferies	12/20/2019	235	350	9,753,800	153,650
	Jefferies	06/19/2020	240	550	15,327,400	448,250
	Jefferies	06/19/2020	250	400	11,147,200	405,200
					194,947,795	3,088,225
TOTAL PURCHASED OPTION CONTRACTS
(Cost $11,681,251)					311,896,375	7,107,225

MONEY MARKET FUNDS - 0.91%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 2.304%, 7-day effective yield	661,653	$661,653

TOTAL MONEY MARKET FUNDS
(Cost $661,653)		661,653

Total Investments, at Value - 105.49%
(Cost $71,062,739)		76,365,538

Written Option Contracts - (5.29)%		(3,828,025)

Liabilities in Excess of Other Assets - (0.20)%		(148,484)

Net Assets - 100.0%		$72,389,029

(a)	All or portion of this security is held as collateral for written options. At period end, the aggregate market value of those securities was $25,629,100, representing 35.40% of net assets.

WRITTEN OPTION CONTRACTS - 5.29%	Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
Call Option Contracts - 3.72%
S&P 500® Index:
	Jefferies	03/08/2019	$2,670	20	$103,249	$5,568,980	$242,200
	Jefferies	03/08/2019	2,765	50	83,598	13,922,450	172,250
	Jefferies	03/15/2019	2,700	40	200,302	11,137,960	384,800
	Jefferies	03/15/2019	2,745	50	112,848	13,922,450	283,000
	Jefferies	03/22/2019	2,700	40	205,958	11,137,960	404,800
	Jefferies	03/22/2019	2,805	50	122,173	13,922,450	116,500
	Jefferies	03/29/2019	2,770	40	188,638	11,137,960	200,800
	Jefferies	03/29/2019	2,805	30	94,259	8,353,470	85,650
	Jefferies	04/05/2019	2,780	40	201,599	11,137,960	193,200
	Jefferies	06/19/2020	2,800	15	124,472	4,176,735	296,925
	Jefferies	06/19/2020	3,050	15	110,837	4,176,735	113,700
	Jefferies	06/19/2020	3,100	25	195,455	6,961,225	148,125
	Jefferies	06/19/2020	3,200	15	88,172	4,176,735	51,825
					1,831,560	119,733,070	2,693,775
Put Option Contracts - 1.57%
S&P 500® Index:
	Jefferies	03/22/2019	2,700	40	201,158	11,137,960	45,600
	Jefferies	03/29/2019	2,770	40	191,439	11,137,960	118,800
	Jefferies	04/05/2019	2,780	40	162,239	11,137,960	148,400
	Jefferies	06/21/2019	2,125	50	269,522	13,922,450	26,000
	Jefferies	06/21/2019	2,150	25	163,549	6,961,225	14,250
	Jefferies	06/21/2019	2,175	100	589,618	27,844,900	62,500
	Jefferies	06/21/2019	2,200	25	147,263	6,961,225	17,125
	Jefferies	06/21/2019	2,250	50	289,145	13,922,450	41,500
	Jefferies	12/20/2019	2,200	50	315,763	13,922,450	138,500
	Jefferies	12/20/2019	2,250	25	147,213	6,961,225	80,125
	Jefferies	12/20/2019	2,275	30	163,900	8,353,470	103,650
	Jefferies	12/20/2019	2,325	30	136,894	8,353,470	119,550
	Jefferies	06/19/2020	2,100	25	152,162	6,961,225	99,250
	Jefferies	06/19/2020	2,175	25	131,799	6,961,225	119,000
					3,061,664	154,539,195	1,134,250

Total Written Option Contracts					$4,893,224	$274,272,265	$3,828,025

See Notes to Quarterly Schedule of Investments.

Stadion Alternative Income Fund

Schedule of Investments

February 28, 2019 (Unaudited)

COMMON STOCKS - 103.55%	Shares	Value
Communication Services - 4.16%
Diversified Telecommunication Services - 4.16%
AT&T, Inc.(a)	5,760	$179,251
Verizon Communications, Inc.(a)	3,144	178,957
		358,208

Consumer Discretionary - 8.32%
Automobiles - 2.11%
Ford Motor Co.(a)	20,695	181,495

Distributors - 2.04%
Genuine Parts Co.(a)	1,617	175,897

Hotels, Restaurants & Leisure - 2.09%
McDonald's Corp.(a)	976	179,428

Multiline Retail - 2.08%
Target Corp.(a)	2,469	179,348

Consumer Staples - 16.44%
Beverages - 4.03%
Coca-Cola Co.(a)	3,740	169,572
PepsiCo, Inc.(a)	1,533	177,276
		346,848

Food & Staples Retailing - 2.09%
Sysco Corp.(a)	2,662	179,818

Food Products - 4.18%
General Mills, Inc.(a)	3,956	186,446
Kellogg Co.(a)	3,082	173,393
		359,839

Household Products - 4.07%
Kimberly-Clark Corp.(a)	1,493	174,427
Procter & Gamble Co.(a)	1,785	175,912
		350,339

Tobacco - 2.07%
Altria Group, Inc.(a)	3,402	178,299

COMMON STOCKS - 103.55% (continued)	Shares	Value
Energy - 8.22%
Oil, Gas & Consumable Fuels - 8.22%
Chevron Corp.(a)	1,494	$178,652
Exxon Mobil Corp.(a)	2,288	180,821
Occidental Petroleum Corp.(a)	2,695	178,274
Valero Energy Corp.(a)	2,078	169,482
		707,229

Financials - 14.59%
Banks - 8.30%
BB&T Corp.(a)	3,461	176,407
JPMorgan Chase & Co.(a)	1,694	176,786
PNC Financial Services Group, Inc.	1,435	180,839
Wells Fargo & Co.(a)	3,618	180,502
		714,534

Capital Markets - 4.20%
CME Group, Inc.(a)	994	180,819
Invesco, Ltd.(a)	9,327	180,477
		361,296

Insurance - 2.09%
Aflac, Inc.(a)	3,665	180,098

Health Care - 10.49%
Health Care Equipment & Supplies - 2.11%
Abbott Laboratories(a)	2,343	181,864

Pharmaceuticals - 8.38%
Eli Lilly & Co.(a)	1,433	180,974
Johnson & Johnson(a)	1,315	179,682
Merck & Co., Inc.(a)	2,215	180,057
Pfizer, Inc.(a)	4,164	180,509
		721,222

Industrials - 14.56%
Aerospace & Defense - 6.23%
Harris Corp.(a)	1,084	178,784
Lockheed Martin Corp.(a)	585	181,005
United Technologies Corp.(a)	1,404	176,441
		536,230

Commercial Services & Supplies - 2.11%
Waste Management, Inc.(a)	1,795	181,744

Electrical Equipment - 2.08%
Emerson Electric Co.(a)	2,623	178,757

COMMON STOCKS - 103.55% (continued)	Shares	Value
Industrials - 14.56% (continued)
Industrial Conglomerates - 2.06%
3M Co.(a)	856	$177,526

Machinery - 2.08%
Illinois Tool Works, Inc.(a)	1,243	179,091

Information Technology - 10.38%
IT Services - 4.17%
International Business Machines Corp.(a)	1,285	177,497
Paychex, Inc.(a)	2,354	181,305
		358,802

Semiconductors & Semiconductor Equipment - 4.12%
Intel Corp.(a)	3,391	179,588
Texas Instruments, Inc.(a)	1,654	174,960
		354,548

Software - 2.09%
Microsoft Corp.(a)	1,610	180,368

Materials - 4.12%
Chemicals - 2.09%
Air Products & Chemicals, Inc.(a)	992	179,730

Containers & Packaging - 2.03%
International Paper Co.	3,813	174,712

Real Estate - 2.04%
Equity Real Estate Investment Trusts (REITs) - 2.04%
HCP, Inc.(a)	5,706	175,574

Utilities - 10.23%
Electric Utilities - 6.17%
Entergy Corp.(a)	1,946	181,620
Eversource Energy(a)	2,549	177,946
Southern Co.(a)	3,454	171,629
		531,195

Multi-Utilities - 4.06%
CenterPoint Energy, Inc.(a)	5,700	171,798
Dominion Energy, Inc.	2,401	177,890
		349,688

TOTAL COMMON STOCKS
(Cost $7,728,194)		8,913,727

PURCHASED OPTION CONTRACTS - 5.12%	Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
Call Option Contracts - 1.14%
S&P 500® Index:
	Jefferies	03/15/2019	$2,900	41	$11,416,409	$1,640
	Jefferies	04/18/2019	3,000	28	7,796,572	2,170
	Jefferies	06/21/2019	3,400	15	4,176,735	600
	Jefferies	06/21/2019	3,500	20	5,568,980	400
	Jefferies	06/19/2020	3,050	10	2,784,490	75,800
	Jefferies	06/19/2020	3,500	25	6,961,225	17,500
					38,704,411	98,110
Put Option Contracts - 3.98%
S&P 500® Index	Jefferies	04/18/2019	2,650	8	2,227,592	14,480
SPDR® S&P 500® ETF Trust:
	Jefferies	06/19/2020	225	100	2,786,800	57,950
	Jefferies	06/19/2020	250	100	2,786,800	101,300
	Jefferies	06/19/2020	255	150	4,180,200	168,975
					11,981,392	342,705
TOTAL PURCHASED OPTION CONTRACTS
(Cost $556,997)					50,685,803	440,815

MONEY MARKET FUNDS - 0.06%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 2.304%, 7-day effective yield	5,252	$5,252

TOTAL MONEY MARKET FUNDS
(Cost $5,252)		5,252

Total Investments, at Value - 108.73%
(Cost $8,290,443)		9,359,794

Written Option Contracts - (6.52)%		(561,295)

Liabilities in Excess of Other Assets - (2.21)%		(190,144)

Net Assets - 100.00%		$8,608,355

(a)	All or portion of this security is held as collateral for written options. At period end, the aggregate market value of those securities was $6,246,447, representing 72.56% of net assets.

WRITTEN OPTION CONTRACTS - 6.52%	Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
Call Option Contracts - 5.98%
S&P 500® Index:
	Jefferies	04/18/2019	$2,810	28	$105,447	$7,796,572	$101,780
	Jefferies	06/19/2020	2,750	10	113,781	2,784,490	228,600
	Jefferies	06/19/2020	3,000	10	128,938	2,784,490	95,200
	Jefferies	06/19/2020	3,100	15	94,139	4,176,735	88,875
					442,305	17,542,287	514,455
Put Option Contracts - 0.54%
S&P 500® Index	Jefferies	04/18/2019	2,810	8	45,040	2,227,592	46,840
					45,040	2,227,592	46,840

Total Written Option Contracts					$487,345	$19,769,879	$561,295

See Notes to Quarterly Schedule of Investments.

STADION INVESTMENT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

February 28, 2019 (Unaudited)

1. ORGANIZATION

Stadion Tactical Growth Fund (“Tactical Growth Fund”) (formerly known as the Stadion Market Opportunity Fund prior to March 28, 2014), Stadion Tactical Defensive Fund (“Tactical Defensive Fund”) (formerly known as the Stadion Core Advantage Fund prior to March 28, 2014), Stadion Trilogy Alternative Return Fund (“Trilogy Alternative Return Fund”) (formerly known as the Stadion Trilogy FundTM prior to March 28, 2014) and Stadion Alternative Income Fund (“Alternative Income Fund”) (formerly known as the Stadion Tactical Income Fund prior to April 30, 2015), (each, a “Fund,” and collectively, the “Funds”) are each a diversified series of Stadion Investment Trust (the “Trust”), a Delaware Statutory Trust registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.

Tactical Growth Fund is a successor to a previously operational fund, the ETF Market Opportunity Fund (the “Predecessor Fund”), which was a series of the Aviemore Funds, an Ohio business trust. The Predecessor Fund was organized into a series, Class I shares, of the Tactical Growth Fund effective as of the close of business on March 29, 2013. The Predecessor Fund commenced operations on May 3, 2004 and was the only series authorized by the Aviemore Funds. Class A and Class C shares were launched from the Tactical Growth Fund effective April 1, 2013. The Fund seeks long-term capital appreciation.

Tactical Defensive Fund commenced operations on January 27, 2004. The public offering of Class A shares, Class C shares, and Class I shares commenced on September 15, 2006, October 1, 2009, and May 28, 2010, respectively. The investment objective of the Fund is to seek capital appreciation.

Trilogy Alternative Return Fund commenced operations on April 2, 2012. The public offering of Class A shares, Class C shares and Class I shares commenced on April 2, 2012. The investment objective of the Fund is total return, with an emphasis on lower risk and volatility than the U.S. equity markets.

Alternative Income Fund commenced operations on December 31, 2012. The public offering of Class A shares, Class C shares, and Class I shares commenced on December 31, 2012, August 7, 2015, and February 14, 2013, respectively. The investment objective of the Fund is to seek to provide income and absolute portfolio returns, with a secondary emphasis on lower risk and volatility than the U.S. equity markets.

Each Fund currently offers three classes of shares, Class A, Class C, and Class I. Class A shares are sold subject to a maximum front-end sales load equal to 5.75% of the offering price and a distribution and/or service fee of up to 0.25% of the average net assets attributable to Class A shares, and are also sold subject to a 1.00% contingent deferred sales load on purchases at or above $1 million if redeemed within 12 months of purchase. Class C shares are sold subject to a distribution and/or service fee of up to 1.00% of the average daily net assets attributable to Class C shares and, effective October 1, 2012, sold subject to a 1.00% contingent deferred sales load if redeemed within one year of purchase. Class I shares are sold without any sales loads and distribution and/ or service fees. Each class of shares represents an interest in the same assets of the Funds, has the same rights and is identical in all material respects except that (1) the classes bear differing levels of sales loads and distribution fees; (2) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (3) each class has exclusive voting rights with respect to matters relating to its arrangements; and (4) Class I shares are, generally, available for certain broker-dealers and financial intermediaries that have entered into appropriate arrangements with the Funds.

At a meeting held on November 12, 2018, the Board of Trustees of the Trust (the “Board of Trustees”) approved, on behalf of Tactical Growth Fund, Tactical Defensive Fund, Trilogy Alternative Return Fund and Alternative Income Fund, the termination of Class T shares as share classes of the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds’ significant accounting policies used in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are considered investment companies for financial reporting purposes under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Security Valuation: The Funds’ investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of the time regular trading closes on the New York Stock Exchange (normally, 4:00 p.m. Eastern Time). Securities traded in the NASDAQ market are valued at the NASDAQ Official Closing Price. Other securities, including listed securities for which no sale was reported on that date, are valued at the most recent bid price. Options are valued at the mean of the National Best Bid and Offer (NBBO) prices as determined by the Options Pricing Reporting Authority (ORPA) (which is the best bid and offer price across the option exchanges). If no bid price is readily available, then the option will be valued at the mean of the last quoted ask price and $0.00. If: (i) no bid price is readily available, and (ii) no ask price is readily available, then the option will be valued at the last valid NBBO mean price. Notwithstanding the foregoing, an option may be valued using Fair Valuation when reliable last NBBO prices as of the Valuation Time are not readily available. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Trustees”) and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the portfolio security prior to the Funds’ net asset value calculations; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculations. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Open-end investment companies, including money market funds, are valued at the net asset value reported by such registered open-end investment companies. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires certain disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of February 28, 2019 by security type:

Tactical Growth Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Exchange-Traded Funds	$487,934,476	$–	$–	$487,934,476
Money Market Funds	38,148,057	–	–	38,148,057
Total Investments in Securities	$526,082,533	$–	$–	$526,082,533

Tactical Defensive Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Exchange-Traded Funds	$102,217,935	$–	$–	$102,217,935
Money Market Funds	1,475,585	–	–	1,475,585
Total Investments in Securities	$103,693,520	$–	$–	$103,693,520

Trilogy Alternative Return Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Common Stocks*	$34,587,538	$–	$–	$34,587,538
Exchange-Traded Funds	34,009,122	–	–	34,009,122
Purchased Option Contracts	–	7,107,225	–	7,107,225
Money Market Funds	661,653	–	–	661,653
Total Investments in Securities	$69,258,313	$7,107,225	$–	$76,365,538
Other Financial Instruments
Liabilities
Written Option Contracts	$–	$(3,828,025)	$–	$(3,828,025)
Total	$–	$(3,828,025)	$–	$(3,828,025)

Alternative Income Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Common Stocks*	$8,913,727	$–	$–	$8,913,727
Purchased Option Contracts	–	440,815	–	440,815
Money Market Funds	5,252	–	–	5,252
Total Investments in Securities	$8,918,979	$440,815	$–	$9,359,794
Other Financial Instruments
Liabilities
Written Option Contracts	$–	$(561,295)	$–	$(561,295)
Total	$–	$(561,295)	$–	$(561,295)

*	See Schedule of Investments for Common Stocks determined by sector and industry.

There were no Level 3 securities held in any of the Funds at February 28, 2019.

Securities Transactions: Security transactions are accounted for on trade date.

Option Transactions: The Funds may purchase and write put and call options on broad-based U.S. and International stock indices or ETFs that replicate the performance of broad-based U.S. and International stock indices as well as short term futures ETFs and bond ETFs. When held, the Funds use option contracts on broad-based U.S. and International stock indices for the purpose of seeking to generate return and manage risk exposure among varying market conditions.

Exchange-Traded Funds (“ETFs”): The Funds may invest in ETFs, which are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a fund investing in an ETF will indirectly bear those costs. Such funds will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices.

Underlying Investment In Other Investment Companies: The Tactical Defensive Fund currently seeks to achieve its investment objectives by investing a portion of its assets in the SPDR® S&P 500® ETF Trust. The SPDR® S&P® ETF Trust was established as a New York statutory trust and is registered under the Investment Company Act of 1940, as amended. The Fund may redeem its investments from the SPDR® S&P® ETF Trust, (the “ETFs”) at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The latest financial statements for the ETFs can be found at www.sec.gov.

The Fund’s performance may be directly affected by the performance of the ETF. As February 28, 2019, the percentage of net assets invested in the SPDR® S&P 500® ETF Trust by the Tactical Defensive Fund was 38.00%.

3. DERIVATIVE TRANSACTIONS

Derivative Instruments and Hedging Activities: The following discloses the Funds' use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow certain Funds to enter into various types of derivative contracts such as purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce market value of fixed income investments and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds.

Futures: Certain Funds may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons, including for cash management, hedging or non-hedging purposes in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange-traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. No Funds invested in futures contracts during the period ended February 28, 2019.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

A portion of Trilogy Alternative Return Fund’s and Alternative Income Fund’s securities are pledged as collateral for open written option contracts.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Stadion Investment Trust

By (Signature and Title)	/s/Judson P. Doherty
Judson P. Doherty, President

Date:	April 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/Judson P. Doherty
Judson P. Doherty, President and Principal Executive Officer

Date:	April 19, 2019

By (Signature and Title)	/s/Duane L. Bernt
Duane L. Bernt, Treasurer and Principal Financial Officer

Date:	April 19, 2019